Consolidated statement of comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit for the period	$ 15,321		$ 12,441
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income	(1,083)		205
– fair value gains/(losses)	(1,188)		640
– fair value gains transferred to the income statement on disposal	(98)		(83)
– expected credit losses recognised in the income statement	(1)		2
– income taxes	204		(354)
Cash flow hedges	(1,444)		1,891
– fair value losses	(1,327)		(568)
– fair value losses/(gains) reclassified to the income statement	(564)		3,037
– income taxes	447		(578)
Share of other comprehensive income/(expense) of associates and joint ventures	(123)		(59)
– share for the period	(123)		(3)
– other comprehensive income reclassified to the income statement on disposal of interest in an associate	0		(56)
Net finance income from insurance contracts	0		16
– net finance expenses	0		21
– income taxes	0		(5)
Exchange differences	(349)		6,404
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation	174	[1]	224
– other exchange differences	(523)		6,180
Items that will not be reclassified subsequently to profit or loss:
Fair value gains on property revaluation	20		14
Remeasurement of defined benefit (liability)/asset	79		(347)
– before income taxes	88		(461)
– income taxes	(9)		114
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	288		242
– before income taxes	386		315
– income taxes	(98)		(73)
– equity instruments designated at fair value through other comprehensive income	(239)		93
– fair value gains/(losses)	(244)		88
– income taxes	5		5
Effects of hyperinflation	104		81
Other comprehensive income/(expense) for the period, net of tax	(2,747)		8,540
Total comprehensive income for the period	12,574		20,981
Attributable to:
– ordinary shareholders of the parent company	11,914		19,917
– other equity holders	633		547
Total comprehensive income for the period	$ 12,574		$ 20,981

[1]	Amount in 1H26 includes the recycling of a $0.2bn foreign currency translation reserves loss following completion of the sale of our UK life insurance business, HSBC Life (UK) Limited.